Basis of preparation (Details 1) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Cash flows from operating activities
Profit for the year /Operating Profit for the year	₨ (2,256,791)	$ (26,370)	₨ (2,399,411)	₨ (2,647,757)
Adjustments for:
Depreciation and amortisation	5,633,054	65,821	4,773,414	3,971,865
Gain on sale of property, plant and equipment	18,378	215	(419)	10,783
Provision for doubtful receivables and advances	194,814	2,276	265,000	371,890
Stock compensation expense	1,880	22	7,472	16,494
Unrealized (gain)/ loss on account of exchange differences	7,210	84	33,862	(61,978)
Amortisation of Leasehold Prepayments	0	0	1,390	(1,515)
Change in trade and other receivables	(527,841)	(6,168)	(481,267)	(400,481)
Change in inventories	(566,175)	(6,616)	(1,451,400)	465,280
Change in Contract Assets	2,473	29	26,045	(1,298)
Change in Contract Costs	26,230	306	(31,555)	178,528
Change in other assets	(1,444,511)	(16,878)	(1,477,571)	(789,470)
Change in trade and other payables	2,810,723	32,843	2,827,200	2,843,263
Change in employee benefits	48,843	571	19,952	(57,047)
Change in Contract Liabilities	975,308	11,396	840,918	706,485
Change in Other Bank Deposits	(31,471)	(368)	(534,358)	(402,752)
Cash generated from operations	9,368,950	109,473	7,218,932	9,476,238
Income taxes (paid) / Refund received	721,875	8,435	1,284,867	1,362,951
Net cash from / (used in) operating activities	8,647,075	101,038	5,934,065	8,113,287
Cash flows from investing activities
Acquisition of property, plant and equipment & intangible assets	(11,093,921)	(129,630)	(11,121,455)	(11,616,131)
Expenditure on Intangibles				(417,466)
Investments in corporate debt securities & Equity	(9,974)	(117)	(153,640)	(546,886)
Amount paid for acquisition of right of use assets	1,222,255	14,282	1,255,635	1,178,320
Proceeds from sale of property, plant and equipment	105,177	1,229	2,171	10,783
Net cash used in investing activities	(12,323,912)	(144,002)	(12,457,528)	(13,765,122)
Cashflows from financing activities
Proceeds from issue of shares on excercise of options (including share premium)	2,532,019	29,586	41,791	8,079
Proceeds from /(repayment) of borrowings (net)	3,503,861	40,942	4,628,405	4,849,485
Proceeds from issue of Compulsorily convertible debentures	0	0	6,000,000	1,980,000
Repayment of lease liabilities	(278,774)	(3,257)	(377,195)	(265,236)
Finance expenses paid	(3,458,387)	(40,410)	(2,851,111)	(1,632,850)
Net cash from (used in) financing activities	4,729,619	55,266	7,441,890	4,939,478
Net decrease in cash and cash equivalents	1,052,782	12,302	918,427	(712,357)
Cash and cash equivalents on April 1	3,618,601	42,283	2,698,942	3,409,983
Effect of exchange fluctuations on cash held	(500)	(6)	1,232	1,316
Cash and cash equivalents on March 31	4,670,883	$ 54,579	3,618,601	2,698,942
IAS 1 [Member]
Cash flows from operating activities
Profit for the year /Operating Profit for the year			168,939	674,522
Adjustments for:
Depreciation and amortisation			4,773,414	3,971,865
Gain on sale of property, plant and equipment			419	(10,783)
Provision for doubtful receivables and advances			265,000	371,890
Stock compensation expense			7,472	16,494
Net finance income/expenses			1,815,519	1,429,617
Unrealized (gain)/ loss on account of exchange differences			69,365	(42,660)
Amortisation of Leasehold Prepayments			1,390	(1,515)
Tax expense/reversal			183,100	346,499
Change in trade and other receivables			(481,267)	(400,481)
Change in inventories			(1,451,400)	465,280
Change in Contract Assets			26,045	(1,298)
Change in Contract Costs			(31,555)	178,528
Change in other assets			(1,477,571)	(789,470)
Change in trade and other payables			2,827,200	2,843,263
Change in employee benefits			19,952	(57,047)
Change in Contract Liabilities			840,918	706,485
Change in Other Bank Deposits			(534,358)	(402,752)
Cash generated from operations			7,022,582	9,298,437
Income taxes (paid) / Refund received			(1,284,867)	(1,362,951)
Net cash from / (used in) operating activities			5,737,715	7,935,486
Cash flows from investing activities
Acquisition of property, plant and equipment & intangible assets			(11,121,455)	(11,616,131)
Expenditure on Intangibles				(417,466)
Investments in corporate debt securities & Equity			(153,640)	(546,886)
Amount paid for acquisition of right of use assets			(1,255,635)	(1,178,320)
Proceeds from sale of property, plant and equipment			2,171	10,783
Finance income received			265,391	155,756
Net cash used in investing activities			(12,263,168)	(13,592,264)
Cashflows from financing activities
Proceeds from issue of shares on excercise of options (including share premium)			41,791	8,079
Proceeds from /(repayment) of borrowings (net)			4,628,405	4,849,485
Proceeds from issue of Compulsorily convertible debentures			6,000,000	1,980,000
Repayment of lease liabilities			(377,195)	(265,236)
Finance expenses paid			(2,849,121)	(1,627,907)
Net cash from (used in) financing activities			7,443,880	4,944,421
Net decrease in cash and cash equivalents			918,427	(712,357)
Cash and cash equivalents on April 1	3,618,601		2,698,942	3,409,983
Effect of exchange fluctuations on cash held			1,232	1,316
Cash and cash equivalents on March 31			3,618,601	2,698,942
IFRS 18 [Member]
Cash flows from operating activities
Profit for the year /Operating Profit for the year			2,399,411	2,647,757
Adjustments for:
Depreciation and amortisation			4,773,414	3,971,865
Gain on sale of property, plant and equipment			419	(10,783)
Provision for doubtful receivables and advances			265,000	371,890
Stock compensation expense			7,472	16,494
Net finance income/expenses			0	0
Unrealized (gain)/ loss on account of exchange differences			33,862	(61,978)
Amortisation of Leasehold Prepayments			1,390	(1,515)
Tax expense/reversal			0	0
Change in trade and other receivables			(481,267)	(400,481)
Change in inventories			(1,451,400)	465,280
Change in Contract Assets			26,045	(1,298)
Change in Contract Costs			(31,555)	178,528
Change in other assets			(1,477,571)	(789,470)
Change in trade and other payables			2,827,200	2,843,263
Change in employee benefits			19,952	(57,047)
Change in Contract Liabilities			840,918	706,485
Change in Other Bank Deposits			(534,358)	(402,752)
Cash generated from operations			7,218,932	9,476,238
Income taxes (paid) / Refund received			(1,284,867)	(1,362,951)
Net cash from / (used in) operating activities			5,934,065	8,113,287
Cash flows from investing activities
Acquisition of property, plant and equipment & intangible assets			(11,121,455)	(11,616,131)
Expenditure on Intangibles				(417,466)
Investments in corporate debt securities & Equity			(153,640)	(546,886)
Amount paid for acquisition of right of use assets			(1,255,635)	(1,178,320)
Proceeds from sale of property, plant and equipment			2,171	10,783
Finance income received			71,031	17,102
Net cash used in investing activities			(12,457,528)	(13,765,122)
Cashflows from financing activities
Proceeds from issue of shares on excercise of options (including share premium)			41,791	8,079
Proceeds from /(repayment) of borrowings (net)			4,628,405	4,849,485
Proceeds from issue of Compulsorily convertible debentures			6,000,000	1,980,000
Repayment of lease liabilities			(377,195)	(265,236)
Finance expenses paid			(2,851,111)	(1,632,850)
Net cash from (used in) financing activities			7,441,890	4,939,478
Net decrease in cash and cash equivalents			918,427	(712,357)
Cash and cash equivalents on April 1	₨ 3,618,601		2,698,942	3,409,983
Effect of exchange fluctuations on cash held			1,232	1,316
Cash and cash equivalents on March 31			₨ 3,618,601	₨ 2,698,942